Exhibit 99.18

NLY Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
4000028578	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/22/2024	Cleared	finding-2559	Compliance	XXX Subprime Home Loan Test	This loan failed the XXX subprime home loan test. (XXX )Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to A.	HPML compliant	03/27/2024	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028578	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/22/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to A.	HPML compliant	03/27/2024	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028578	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/25/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	03/27/2024	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029420	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	6333001015	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031170	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	6333950444	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for Guarantor XXX : XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028469	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	6334732811	Credit	Missing Operating Agreement	Missing Operating Agreement for "XXX"			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031172	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	6334906161	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for Guarantor XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000029620	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	6335077408	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for : XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030147	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313996819	Credit	Missing Warranty Deed	Missing Executed Warranty Deed Conveying subject property from XXX and XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031174	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313928011	Credit	Minimum DSCR	X.XX DSCR < X.XX DSCR minimum required.			Cleared			C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000029496	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313595641	Credit	Minimum DSCR	X.XX DSCR < X.XX DSCR minimum required			Cleared			C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030147	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313996819	Credit	Missing Warranty Deed	Missing Executed Warranty Deed Conveying subject property from XXX and XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000029056	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313340018	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026490	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313768709	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for Guarantor XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000029285	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313754863	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for Guarantor XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030345	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313869848	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for Guarantor: XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030346	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313820378	Credit	Missing Fraud Report and Background Check	Missing Fraud Report and Background Check for Guarantor XXX			Cleared			D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027775	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313247996	Credit	Insufficient Hazard Insurance	Hazard insurance is missing Rent Loss Coverage; Mortgagee clause omits ISAOA/ATIMA language. Please provide updated hazard insurance policy			Cleared			C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6314059600	Credit	Minimum DSCR	X.XX DSCR < X.XX DSCR Minimum Required.			Cleared			C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026490	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/21/2024	Cleared	6313787882	Property	Missing Lease Agreement	Missing lease agreement for subject property XXX			Cleared			D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026847	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	Cleared	Credit	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing. Missing Borrower ID.	Borrower X Citizenship Documentation Provided or Not Required Received the executed XXX reflecting borrower state issued drivers licenses was provided and verified.	01/10/2024	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026847	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.	01/05/2024	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026847	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025555	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025555	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025555	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/18/2023	Cleared	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	12/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025555	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/18/2023	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	12/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026098	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	1/15/2024	Cleared	BPP3602501-5	CREDIT	MISSING RENT REVIEW	MISSING RENT RANGE			XXX: RECEIVED UPDATED LEASE AGREEMENT	2/16/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028294	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	2/16/2024	Cleared	BPP3602560-2	CREDIT	MISSING EXTENSION OF PAYOFF STATEMENT	MISSING EXTENSION OF PAYOFF STATEMENT FROM STATED EXPIRATION DATE OF: XX/XX/XXXX			XXX: RECEIVED	2/20/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026098	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	1/15/2024	Cleared	BPP3602501-2	CREDIT	INSUFFICIENT TITLE INSURANCE COVERAGE	INSUFFICIENT TITLE INSURANCE: $XXX TITLE INSURANCE COVERAGE < $XXX MINIMUM REQUIRED. PROVIDE ADDITIONAL COVERAGE			XXX: RECEIVED	2/20/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026098	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	1/15/2024	Cleared	BPP3602501-3	CREDIT	INELIGIBLE TENANT	INELIGBLE LEASE AGREEMENT; LESSEE REFLECTS AN IMMEDIATE FAMILY MEMBER OF THE BORROWER (INELIGIBLE TENANT); PER BACKGROUND REPORT XXX IS THE SON OF XXX (GUARANTOR)			XXX: RECEIVED UPDATED LEASE AGREEMENT	2/16/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026098	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	1/15/2024	Cleared	BPP3602501-4	CREDIT	INELIGIBLE LOAN	INELIGBLE LOAN; UNOCCUPIED REFINANCE LOAN - APPRAISAL DOES NOT CONFIRM ANY RECENT WORK			XXX: RECEIVED UPDATED LEASE AGREEMENT	2/16/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028625	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	2/1/2024	Cleared	107554-1	CREDIT	MINIMUM LIQUIDITY	$XXX LIQUIDITY < $XXX MINIMUM REQUIRED. PROVIDE ADDITIONAL ASSETS.	XXX: MISSING VERIFICATION OF DEPOSIT AND TRANSACTION HISTORY FOR XXX #XXX. PER BALANCE HISTORY, BALANCE CHANGED FROM XXK TO XXXK IN XXX DAYS
															XXX: PROVIDED XXX STATEMENTS HAVE ALREADY BEEN CONSIDERED IN LIQUIDITY CALCULATION	2/21/2024	XXX: RECEIVED NEW BANK STATEMENTS	2/21/2024		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028625	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	2/1/2024	Cleared	107554-2	CREDIT	AGE OF BANK STATEMENTS	XXX DAYS AGE OF BANK STATEMENTS > XXX DAYS MAX ALLOWED. PROVIDE UPDATED BANK STATEMENTS			XXX: RECEIVED NEW BANK STATEMENTS	2/21/2024		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028625	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	2/1/2024	Cleared	107554-3	CREDIT	MINIMUM DSCR	X.XX DSCR < X.XX MINIMUM REQUIRED FOR BORROWERS CONSIDERED FIRST TIME INVESTORS PER GUIDELINES. XXX TO OPINE WHETHER BORROWER INTENDS TO FURNISH LETTER OF EXPLANATION DETAILING EXPERIENCE WITH AN INVESTMENT PROPERTY IN THE PAST XX MONTHS			XXX: RECEIVED LOE WITH EXPERIENCE	2/22/2024		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026098	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	1/15/2024	Cleared	BPP3602501-1	PROPERTY	MISSING APPRAISAL REVIEW	MISSING APPRAISAL REVIEW			XXX: RECEIVED	2/20/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028294	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	2/16/2024	Cleared	BPP3602560-1	PROPERTY	MISSING HAZARD INSURANCE POLICY	MISSING HAZARD INSURANCE POLICY			XXX: RECEIVED	2/20/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028294	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	2/16/2024	Cleared	BPP3602560-3	PROPERTY	MISSING APPRAISAL REVIEW	MISSING APPRAISAL REVIEW			XXX: RECEIVED	2/20/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000029523	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	3/5/2024	Cleared	107772-2	CREDIT	MISSING EXPERIENCE	MISSING LOE - MISSING A LETTER OF EXPLANATION (LOE) BY THE BORROWER/GUARANTOR DETAILING RELEVANT REAL ESTATE EXPERIENCE			XXX: RECEIVED	2/21/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000029523	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: EXEMPT	Closed	3/5/2024	Cleared	107772-1	PROPERTY	MISSING APPRAISAL REVIEW	MISSING APPRAISAL REVIEW			XXX: RECEIVED	3/11/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000025457	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	2/28/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	2/28/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000025457	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	2/28/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	2/28/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																				A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027214	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	2/21/2024	Cleared	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial; The file contains a hazard policy through XXX that does not include hurricane coverage. There is also an XXX through XXX that appears to provide additional coverage, but there is no premium stated. The actual XXX policy is needed to confirm XXX coverage, and the cost thereof.	Uploaded the document {XXX}; Uploaded the hazard policy in effect for the subject property. XXX coverage is included. {XXX}	2/28/2024	Hazard insurance indicator is Partial;
;
The file contains a hazard policy through XXX that does not include XXX. There is also an XXX through XXX that appears to provide additional coverage, but there is no premium stated. The actual XXX policy is needed to confirm XXX, and the cost thereof.; Hazard insurance indicator is Present. Received letter of cancellation for the XXX property and a copy of the full current hazard policy that includes XXX; Received letter of cancellation for the XXX property and a copy of the full current hazard policy that includes XXX.	3/4/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXXis less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXXis less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
																				C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027214	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	2/21/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	2/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXXis less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXXis less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
																				C	A	A	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000025601	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/1/2024	Cleared	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The HOA fees for the subject property are $XXX/mo per the appraisal, however the XXXX shows $XXX/mo. As a result, DTI ratio is XXX%. Please provide an updated XXX confirming the higher HOA fee.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Received an updated XXX and XXX updating the HOA fees to match the appraisal amount at $XXX/mo. Exception cleared.	3/5/2024	The transmittal summary is Present. Received an updated XXX and XXX updating the HOA fees to match the appraisal amount at $XXX/mo. Exception cleared.	3/5/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025601	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	2/28/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	2/29/2024	2/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025601	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	2/28/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	2/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025601	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/1/2024	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial; The HOA fees for the subject property are $XXX/mo per the appraisal, however the XXX shows $XXX/mo. As a result, DTI ratio is XXX%. Please provide an updated XXX confirming the higher HOA fee.	uploaded corrected XXX and XXX {XXX}	3/5/2024	Final Loan Application is Present. Received an updated XXX and XXX updating the HOA fees to match the appraisal amount at $XXX/mo. Exception cleared. ; Received an updated XXX and XXX updating the HOA fees to match the appraisal amount at $XXX/mo. Exception cleared.	3/5/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	2/28/2024	Cleared	951	Credit	Condo Approval Missing	Condo approval indicator is Missing; The condo questionnaire, required as part of the loan approval, was not found in the produced file.	condo questionnaire {XXX}; Uploaded the document {XXX}	3/5/2024	Condo approval indicator is Missing;
;
The condo questionnaire, required as part of the loan approval, was not found in the produced file.; Condo approval indicator is Present. Condo Project Questionnaire was provided. Updating loan accordingly - exception cleared. ; Condo Project Questionnaire was provided. Updating loan accordingly - exception cleared.	3/5/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				D	A	D	A	D	A	A	A	N/A	N/A	C	C	A	N/A	D	D	A	N/A	C	C	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	2/29/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	2/29/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/5/2024	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per guidelines. Per final CD, Seller Credit in the amount of $XXX paid at closing. ; Guidelines reflect allowable IPC of XXX%. IPC of XXX% exceeds guideline.	XXX {XXX}; Uploaded the document {XXX}	3/11/2024	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines show allowable IPC is XXX%.  Actual XXX% exceeds.  Compensating Factors : Qualifying Credit Score is XXX; DTI XXX% (Housing) // XXX% (total); Borr with employer for XXX+ years; Payment decresing by XXX; Reserves of XXX Months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ;
;
Guidelines reflect allowable IPC of XXX%. IPC of XXX% exceeds guidleine. ; Received an updated CRSE. Guidelines show allowable IPC is XXX%. Actual XXX% exceeds. Compensating Factors : Qualifying Credit Score is XXX; DTI XXX% (Housing) // XXX% (total); Borr with employer for XXX+ years; Payment decresing by XXX; Reserves of XXX Months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	3/11/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	2/29/2024	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure required. Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The Appraisal Inspection Fee for $XXX was added on the CD issued XX/XX/XXXX. The file does not contain a valid COC for the addition of the fee. File contains the COC for the addition of the Xnd Appraisal Fee and Appraisal Inspection Fee for $XXX but missing the valid COC for the Xst Appraisal Inspection Fee.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
LE and COC provided; TILA XXXb Cure required. Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery.The Appraisal Inspection Fee for $XXX was added on the CD issued XX/XX/XXXX. The file does not contain a valid COC for the addition of the fee. File contains the COC for the addition of the Xnd Appraisal Fee and Appraisal Inspection Fee for $XXX but missing the valid COC for the Xst Appraisal Inspection Fee.	3/8/2024	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	3/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/5/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027439	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/5/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027439	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/5/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/5/2024	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines state properties are ineligible with less than XXX square feet of living area. Appraisal indicates property has XXX square feet of living space.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX, Reserves of XXX months and XXX last XXX months.	3/5/2024	3/5/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				C	B	C	B	A	A	C	B	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000028532	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/5/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/5/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				C	B	A	A	A	A	C	B	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000027103	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/6/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	3/8/2024	3/8/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027103	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/8/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027103	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/8/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026632	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/6/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	3/8/2024	3/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026632	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	3/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026632	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026632	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027970	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027970	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	3/11/2024	3/11/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027970	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXXis less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXXis less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/9/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	3/9/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXXis less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXXis less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026742	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/8/2024	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require proof of ownership using one of the following criteria:
Third Party accountant letter, Operating agreement (single member), or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: Partnership Agreement, Articles of Incorporation, EIN {must reflect sole proprietor}). Please provide one of these documents stating borrower is XXX% owner of XXX.	upld ownership {XXX}; Upld the document {XXX}	3/12/2024	Guidelines require proof of ownership using one of the following criteria: ;
Third Party accountant letter, Operating agreement (single member), or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: XXX. Please provide one of these documents stating borrower is XXX% owner of XXX.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received copy of Certificate of Formation showing the borrower owns XXX% of the business. Exception cleared. ; Received copy of Certificate of Formation showing the borrower owns XXX% of the business. Exception cleared.	3/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXXis less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXXis less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028655	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Loan Program is an Investor Cash Flow loan. The XXX/CRSE and Loan Application all have income listed for the borrower. Please provide updated documentation removing the borrower's income and confirming the ICF loan program.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Received updated XXXX/CRSE/final loan application removing the borrower's income - DSCR program. Exception cleared.	3/12/2024	The transmittal summary is Present. Received updated XXXX/CRSE/final loan application removing the borrower's income - DSCR program. Exception cleared.	3/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				D	A	D	A	D	A	A	A	N/A	N/A	C	C	A	N/A	D	D	A	N/A	C	C	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028655	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Loan Program is an Investor Cash Flow loan. The XXX/CRSE and Loan Application all have income listed for the borrower. Please provide updated documentation removing the borrower's income and confirming the ICF loan program.	upld corrected XXX, and XXX {XXX}; Uploaded the document {XXX}	3/12/2024	Final Loan Application is Partial. Loan Program is an Investor Cash Flow loan. The XXX/CRSE and Loan Application all have income listed for the borrower. Please provide updated documentation removing the borrower's income and confirming the ICF loan program. ; Final Loan Application is Present. Received updated XXX/CRSE/final loan application removing the borrower's income - DSCR program. Exception cleared. ; Received updated XXX/CRSE/final loan application removing the borrower's income - DSCR program. Exception cleared.	3/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				D	A	D	A	D	A	A	A	N/A	N/A	C	C	A	N/A	D	D	A	N/A	C	C	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028655	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/8/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				D	A	A	A	D	A	A	A	N/A	N/A	C	C	A	N/A	D	D	A	N/A	C	C	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027206	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027206	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/11/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	3/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027206	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/12/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027206	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/11/2024	Cleared	-99349	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX.	This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.	3/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027401	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/12/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027631	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/14/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027631	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	3/14/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
																				A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000029065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/12/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	HPML compliant.	3/18/2024	3/18/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/13/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/13/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027891	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/12/2024	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; The zero tolerance violation in the total amount of $XXX due to an increase in the Condo Questionnaire fee from the LE to CD. A cure of $XXX was provided at consummation which is insufficient to cure. Need evidence of a valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of refund mailing. ; The zero tolerance violation in the total amount of $XXX is due to an increase in loan Discount Points and Condo Questionnaire fee from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
The client uploaded the COC to be reviewed.; coc {XXX}; The zero tolerance violation in the total amount of $XXX due to an increase in the Condo Questionnaire fee from the LE to CD. A cure of $XXX was provided at consummation which is insufficient to cure. Need evidence of a valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of refund mailing. ; The zero tolerance violation in the total amount of $XXX is due to an increase in loan Discount Points and Condo Questionnaire fee from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.; Uploaded the document {XXX}	3/13/2024	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
The client uploaded the COC to be reviewed.; This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; The zero tolerance violation in the total amount of $XXX due to an increase in the Condo Questionnaire fee from the LE to CD. A cure of $XXX was provided at consummation which is insufficient to cure. Need evidence of a valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of refund mailing.	3/18/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027891	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/12/2024	Cleared	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	The affiliate business disclosure is Not Applicable	3/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027891	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/12/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027891	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/12/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Did not downgrade HPML due to missing Right to Appraisal; Only Appraisal Acknowledgement is provided.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML with established escrows and appraisal requirements met.	3/18/2024	3/18/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027891	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029882	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	3/24/2024	3/24/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029882	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029882	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027371	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/23/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/23/2024	Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027371	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	3/25/2024	3/25/2024	Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027371	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/23/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/23/2024	Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028963	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	3472	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Per guidelines, NSF and overdraft activity must be reviewed for acceptability. The Bank Statement account for #XXX; there are a total of X NSFs within the past XXX months. An LOX was not provided by the lender to confirm acceptability.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Open Rebuttal.;
LOX from the senior underwriter was received stating the NSFs on the bank statements were reviewed and approved. Exception cleared.	3/26/2024	Overdraft/NSF Count does not exceed tolerance. LOX from the senior underwriter was received stating the NSFs on the bank statements were reviewed and approved. Exception cleared.	3/26/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028963	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	3/24/2024	3/24/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028963	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/23/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	3/23/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028963	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027625	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	3/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027625	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027625	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; The loan was approved with a DTI of XXX%. The recalculated debts confirmed the mortgage payment of $XXX secured by the property located at XXX was not included in the DTI. Including the payment the DTI increased to XXX% which exceeds guides.
Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Email was received regarding the liability amount being calculated.  Per documentation in the file (LOX/Statement Accounts) the XXX liability is paid by the borrower's parents.  Removing the liability - exception cleared. ; The loan was approved with a DTI of XXX%. The recalculated debts confirmed the mortgage payment of  $XXX secured by the property located at XXX was not included in the DTI.  Including the payment the DTI increased to XXX% which exceeds guides. ;
3/26/2024	Documentation provided to support Qualifying DTI below XXX. Email was received regarding the liability amount being calculated. Per documentation in the file (LOX/Statement Accounts) the XXX liability is paid by the borrower's parents. Removing the liability - exception cleared.	3/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027625	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/22/2024	Cleared	3415	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX. ; Per guidelines, the minimum loan amount for this program is $XXX. An approved exception is required to clear the issue.; Received an updated CRSE. Loan amount min is $XXX; Actual - loan amount is $XXX. Loan amount of $XXX is less than the minimum required loan amount of XXXX Per guidelines, the minimum loan amount for this program is $XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XX.XXX% (Housing); Borr with employer for XX+ years; Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX; Credit History - XxXX-last XX months. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Loan amount is less than the minimum required loan amount' from Acknowledged by Client to Open Rebuttal.;
Received an LOX via email regarding the loan amount.  There is a discrepancy on the lender's matrix that shows the Min Loan Amount is $XXX and Min Loan Amount is $XXX.  Per the lender, the $XXX should be used.  Updating loan accordingly - exception cleared. ; Change status of 'Loan amount is less than the minimum required loan amount' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Loan amount min is $XXX; Actual - loan amount is $XXX. Loan amount of $XXX is less than the minimum required loan amount of XXX. Per guidelines, the minimum loan amount for this program is $XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing); Borr with employer for XXX+ years; Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX; Credit History - XxXX-last XX months. Lender provided exception for the loan not meeting the guideline requirements. ; Per guidelines, the minimum loan amount for this program is $XXX. An approved exception is required to clear the issue.; Received an updated CRSE. Loan amount min is $XXX; Actual - loan amount is $XXX. Loan amount of $XXX is less than the minimum required loan amount of XXX. Per guidelines, the minimum loan amount for this program is $XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing); Borr with employer for XXX+ years; Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX; Credit History - XxXX-last XX months. Lender provided exception for the loan not meeting the guideline requirements. ; upld crse {XXX}; Uploaded the document {XXX}.	3/28/2024	Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Change status of 'Loan amount is less than the minimum required loan amount' from Acknowledged by Client to Open Rebuttal.;
Received an LOX via email regarding the loan amount.  There is a discrepency on the lender's matrix that shows the Min Loan Amount is $XXX and Min Loan Amount is $XXX.  Per the lender, the $XXX should be used.  Updating loan accordingly - exception cleared. ; Change status of 'Loan amount is less than the minimum required loan amount' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Loan amount min is $XXX; Actual - loan amount is $XXX.  Loan amount of $XXX is less than the minimum required loan amount of XXX.  Per guidelines, the minimum loan amount for this program is $XXX.  Compensating Factors : Qualifying Credit Score is XXX; DTI XXX% (Housing); Borr with employer for XXX+ years; Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX; Credit History - XxXX-last XX months. Lender provided exception for the loan not meeting the guideline requirements. ; Loan amount of XXX is greater than or equal to the minimum required loan amount of XXX.   Received an LOX via email regarding the loan amount.  There is a discrepency on the lender's matrix that shows the Min Loan Amount is $XXX and Min Loan Amount is $XXX.  Per the lender, the $XXX should be used.  Updating loan accordingly - exception cleared. ; Loan amount of XXX is less than the minimum required loan amount of XXX.  ;
;
Per guidelines, the minimum loan amount for this program is $XXX. An approved exception is required to clear the issue.; Received an updated CRSE. Loan amount min is $XXX; Actual - loan amount is $XXX. Loan amount of $XXX is less than the minimum required loan amount of XXX. Per guidelines, the minimum loan amount for this program is $XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI XXX% (Housing); Borr with employer for XXX+ years; Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX; Credit History - XxXX-last XX months. Lender provided exception for the loan not meeting the guideline requirements.	3/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029753	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/25/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	3/25/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029753	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/26/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/26/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029753	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/26/2024	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; Received an LOX with an updated XX/XX/XXXX. Borrower was refinancing the property for a rate term only and the payment was going down per the LE in the file. The UW did not require that mortgage to close prior to the transaction since the original payment (which was higher) was being utilized. Reviewed the documentation and confirmed - exception cleared. ; The XXX discloses a Xnd lien on the primary residence with a monthly payment os $XXX that is not shown on the Final XXXX and no documentation was provided in the loan file. Additionally, the loan file contains and LE showing that the borrower has a refinance of the primary residence in process simultaneously with the subject loan. Please provide documentation of the borrower's primary residence transactions for both the Xst and Xnd mortgages. Additional conditions may require a revised final XXXX and/or XXXX and CRSE loan approval.	Uploaded LOX with supporting documents. {XXX}; Uploaded the document {XXX}	3/29/2024	Borrower liabilities verified indicator is Partial;
;
The XXX discloses a Xnd lien on the primary residence with a mpnhtly payment os $XXX that is not shown on the Final XXX and no documentation was provided in the loan file. nor Additonally, the loan file contains and LE showing that the borrower has a refinance of the primary residence in process simultaneously with the subject loan. Please provide documentation of the borrower's primary residence transactions for both the Xst and Xnd mortgages. Additional conditions may require a revised final XXX and/or XXX and CRSE loan approval.; Borrower liabilities verified indicator is Present. Received an LOX with an updated XX/XX/XXXX. Borrower was refinancing the property for a rate term only and the payment was going down per the LE in the file. The UW did not require that mortgage to close prior to the transaction since the original payment (which was higher) was being utilized. Reviewed the documentation and confirmed - exception cleared. ; Received an LOX with an updated XXXX/XXXX. Borrower was refinancing the property for a rate term only and the payment was going down per the LE in the file. The UW did not require that mortgage to close prior to the transaction since the original payment (which was higher) was being utilized. Reviewed the documentation and confirmed - exception cleared.	3/29/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXXis less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/27/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	3/28/2024	3/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/27/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	3/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	3/27/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	3/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXmonths or $XXX, are greater than the Guideline Minimum of XXXor $XXX.
; Borrower X has significant job time - Borrower has XXXyears on job
; Borrower has more than X years at current residence - Borrower at current residence XXXyears
; Borrower has stable job time - Borrower has XXXyears at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A